Employee costs and share plans for employees - Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical location
Average number of employees	95,100	92,900	86,400
Number of employees	96,100	94,300	89,900
UNITED KINGDOM
Disclosure of geographical location
Average number of employees	10,600	11,100	10,700
Europe
Disclosure of geographical location
Average number of employees	26,900	25,500	23,000
The Americas
Disclosure of geographical location
Average number of employees	25,200	24,700	22,400
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	32,400	31,600	30,300